Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ (5,377)	€ (3,723)	€ 367
Current tax, adjustments to prior years	3,904	(1,654)
Deferred tax, movement for the year	(1,044)
Deferred tax, adjustments to prior years	(4,786)
Current tax expense (income) and adjustments for current tax of prior periods	(7,303)	(5,377)	367
Tax for the year can be explained as follows:
Profit/(loss) before tax	(474,144)	(577,817)	(383,944)
Tax at the Danish corporation tax rate of 22%	104,312	127,120	84,468
Tax effect of:
Non-deductible costs	(8,494)	(17,094)	(14,800)
Additional tax deductions	9,077	13,720	17,117
Impact from associate	(4,047)	(3,893)	3,169
Prior year adjustments	(1,294)
Other effects including effect of different tax rates	(882)	(2,716)	305
Deferred tax asset, not recognized	(105,975)	(122,514)	(89,892)
Tax on profit/(loss) for the year	€ (7,303)	€ (5,377)	€ 367
Effective tax rate	1.54%	0.93%	(0.10%)
Tax deductible losses	€ 521,697	€ 433,174	€ 313,011
Other temporary differences, assets	16,256	19,961	12,856
Deferred tax asset, not recognized	(537,953)	€ (453,135)	€ (325,867)
Other temporary differences, liabilities	(5,830)
Total Deferred Tax Assets/(Liabilities) at December 31	€ (5,830)